Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments	$ 55,688,885	$ 39,113,309
Maximum credit to single borrower	5,900,000
Commitments to Extend Credit, Including Unused Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments	52,991,292	36,699,062
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments	$ 2,697,593	$ 2,414,247